Net fees and commissions income - Details of fees and commissions income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Fee and commission income [abstract]
Fees and commission received for brokerage	₩ 182,794		₩ 162,653	₩ 156,578
Credit-related fee and commission income	197,125		195,391	189,597
Fees And Commission Received For Electronic Finance	131,941		125,107	137,289
Fees And Commission Received On Foreign Exchange Handling	56,210		55,984	61,756
Fees And Commission Received On Foreign Exchange	73,894		69,017	92,408
Fees and commissions received for guarantee	76,428		74,647	71,106
Fees and commissions received on credit card	573,048		507,852	548,580
Fees and commissions received on securities business	100,991		79,606	113,346
Fees And Commission From Trust Management	216,203		160,564	180,290
Fees And Commission Received On Credit Information	10,220		13,254	12,626
Fees and commission received related to lease	374,900		84,164	4,753
Other fees	177,951		165,777	140,997
Total	₩ 2,171,705	$ 1,827,112	₩ 1,694,016	₩ 1,709,326